Income Taxes (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Taxes (Textual)
Net operating losses			$ 86,120,000
Tax credit, amount	$ 3,556,000		$ 3,556,000
Period of expiration of various tax credits	Expiring each year through 2034.		Expire from 2018 to 2034
Increase in valuation allowance			$ 3,069,000	$ 1,887,000
Income tax benefit			(616,872)	$ (750,356)
Income tax provisions	$ 0	$ 0
New Jersey Tax Jurisdiction [Member]
Income Taxes (Textual)
Net operating losses			$ 5,263,000